Concentration of Risk (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Revenue	$ 40,560	$ 54,413
Cost of revenue	11,538	1,888
One Customers [Member]
Concentration Risk [Line Items]
Revenue	20,176	28,560
Two Customers [Member]
Concentration Risk [Line Items]
Revenue	$ 11,049	$ 21,156
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49.80%	52.50%
Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.20%	38.90%
Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Four Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%